UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                    FORM N-Q

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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)

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                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                    (Address of principal executive offices)

                    Madison Harbor Balanced Strategies, Inc.
                              The Chrysler Building
                              405 Lexington Avenue
                                   47th Floor
                               New York, NY 10174
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-380-5500

                     DATE OF FISCAL YEAR END: MARCH 31, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

Included herein pursuant to rule 30b1-5 under the Investment Company Act of 1940.

                                              MADISON HARBOR BALANCED STRATEGIES, INC.
                                                Consolidated Schedule of Investments
                                                            June 30, 2007
                                                             (unaudited)

                                                                         COMMITMENT /        UNFUNDED                       % OF NET
                         DESCRIPTION                                   PRINCIPAL AMOUNT     COMMITMENT          VALUE        ASSETS*
------------------------------------------------------------------------------------------------------------------------------------
PRIVATE EQUITY REAL ESTATE FUNDS ("UNDERLYING FUNDS"), (34.60%)(1)
  Legacy Partners Realty Fund I, LLC                                     $  2,000,000      $    186,096     $  2,111,990       5.08%
  Legacy Partners Realty Fund II, LLC                                       2,800,000           855,895        1,874,168       4.51%
  Harrison Street Real Estate Partners I, LP                                5,000,000         3,275,761        1,646,790       3.96%
  RREEF America REIT III, Inc.                                              1,500,000                --        1,482,918       3.57%
  Five Arrows Realty Securities IV, LP                                      2,000,000           990,044        1,284,908       3.09%
  Barrow Street Real Estate Investment Fund III, LP                         4,000,000         2,800,000        1,043,662       2.51%
  Keystone Property Fund II, LP                                             2,500,000         1,200,000        1,031,609       2.48%
  Transwestern Mezzanine Realty Partners II, LLC                            1,478,000           460,823          951,919       2.29%
  Parmenter Realty Fund III, LP                                             2,500,000         1,508,471          913,898       2.20%
  Urban American Real Estate Fund II, LP                                    5,000,000         4,285,714          714,286       1.72%
  Guardian Realty Fund II, LLC                                              1,500,000           868,615          677,873       1.63%
  Legg Mason Real Estate Capital II, Inc.                                   1,500,000           975,000          543,297       1.31%
  Exeter Industrial Value Fund, LP                                          5,000,000         5,000,000               --       0.00%
  Thor Urban Property Fund II, LP                                           5,000,000         5,000,000               --       0.00%
                                                                        --------------    --------------   --------------    -------
      Total private equity real estate funds (cost $13,526,019)          $ 41,778,000      $ 27,406,419     $ 14,277,318      34.35%
                                                                        ==============    ==============   ==============    =======
FIXED INCOME SECURITIES, (65.40%)
  FHLB Discount Notes, Maturing 01/11/07 through 07/20/07                $  5,810,000      $         --     $  5,799,136      13.95%
  FHLB Note, Dated 02/13/07, 5.5%, Due 09/04/09                             3,000,000                --        2,998,311       7.21%
  FHLMC Guaranteed Multiclass Mortgage Participating Certificates:
    Series 3228, Class PA, Dated 10/01/06, 5.5%, Due 03/15/22               6,325,364                --        6,319,734      15.21%
    Series 2844, Class PQ, Dated 08/01/04, 5.0%, Due 05/15/23               3,000,000                --        2,984,014       7.18%
    Series 2755, Class LB, Dated 02/01/04, 4.0%, Due 09/15/23               1,994,350                --        1,970,870       4.74%
    Series 2497, Class NG, Dated 09/01/02, 5.0%, Due 01/15/16                 877,045                --          873,620       2.10%
    Series 2958, Class KA, Dated 04/01/05, 5.0%, Due 01/15/22                 563,212                --          560,784       1.35%
    Series 3044, Class QK, Dated 10/01/05, 5.5%, Due 07/15/18                 532,603                --          531,930       1.28%
    Series 2911, Class BA, Dated 01/01/05, 5.0%, Due 09/15/18                 426,524                --          425,282       1.02%
  FNMA Guaranteed REMIC Trust Pass Thru Certificates:
    Series 2002-83, Class LD, Dated 11/01/02, 5.5%, Due 12/25/27            1,750,000                --        1,744,614       4.20%
    Series 2002-70, Class QE, Dated 10/01/02, 5.5%, Due 02/25/28              821,172                --          818,634       1.97%
    Series 2003-17, Class QR, Dated 02/01/03, 4.5%, Due 11/25/25              751,082                --          745,047       1.79%
    Series 2005-67, Class HA, Dated 07/01/05, 4.5%, Due 07/25/22              663,691                --          657,828       1.59%
    Series 2005-25, Class PA, Dated 03/01/05, 5.0%, Due 08/25/19              333,962                --          332,466       0.80%
    Series 2003-16, Class PB, Dated 02/01/03, 4.5%, Due 11/25/12              121,075                --          120,647       0.29%
  Asset Backed Securities:
    Capital One Auto Fin. Trust Series 2006 A, Class A2, 5.31%,
      Due 05/15/09                                                            102,918                --          102,963       0.25%
                                                                        --------------                     --------------    -------
      Total fixed income securities (cost $27,042,212)                   $ 27,072,998                       $ 26,985,880      64.93%
                                                                        --------------                     --------------    -------
      Total investments at fair value (cost $40,568,231)                                                    $ 41,263,198      99.28%
                                                                                                           ==============    =======

*Percentages are based on net assets of $41,561,229.

(1) Investments in Underlying Funds are illiquid, exempt from registration under the Securities Act of 1933 and may only be sold accordingly.

At June 30, 2007, the aggregate cost of investments for tax purposes was approximately $40,568,231. Net unrealized appreciation on investments for tax purposes was $694,967 consisting of $1,939,176 of gross unrealized appreciation and $(1,244,209) of gross unrealized depreciation.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's Private Placement Memorandum and Supplements thereto, and most recent financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Madison Harbor Balanced Strategies, Inc.


By                                      /s/ Edward M. Casal
                                        --------------------------
                                        Edward M. Casal
                                        Chief Executive Officer

Date: August 20, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                                      /s/ Edward M. Casal
                                        --------------------------
                                        Edward M. Casal
                                        Chief Executive Officer

Date: August 20, 2007

By                                      /s/ Christopher J. Brown
                                        --------------------------
                                        Christopher J. Brown
                                        Chief Financial Officer

Date: August 20, 2007